Stockholders' Equity (Common Stock) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended										1 Months Ended		4 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jul. 13, 2011	Feb. 28, 2011 Public Offering One [Member]	May 31, 2011 Public Offering Two [Member]	Jun. 30, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jul. 31, 2011 Public Offering Two [Member] Series B Warrants [Member]	Jun. 30, 2011 Public Offering Two [Member] Series B Warrants [Member]	May 31, 2011 Public Offering Two [Member] Series B Warrants [Member]	May 31, 2012 Public Offering Two [Member] Series A Warrants [Member]	Jul. 31, 2011 Public Offering Two [Member] Series A Warrants [Member]	Jun. 30, 2011 Public Offering Two [Member] Series A Warrants [Member]	May 31, 2011 Public Offering Two [Member] Series A Warrants [Member]	Mar. 31, 2012 Public Offering Three [Member]	Sep. 30, 2011 Lease Termination - 3450 Monte Villa Parkway, Bothell, Washington Property [Member]	Sep. 30, 2012 Lease Termination - 3450 Monte Villa Parkway, Bothell, Washington Property [Member]	Oct. 31, 2012 Lease Termination - Ditty Properties Limited Partnership [Member]	Oct. 31, 2011 Stock Purchase Agreement - Lincoln Park Capital [Member]	Nov. 30, 2012 Stock Issued To Multiple Vendors [Member]	Nov. 30, 2012 Stock Issued To Vendor [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized		180,000,000		180,000,000	90,000,000	90,000,000
Proceeds from sales of common shares and warrants, net	$ 1,111,000	$ 1,111,000	$ 10,726,000	$ 12,433,000	$ 7,760,000		$ 4,500,000	$ 6,300,000		$ 2,000,000	$ 2,200,000						$ 1,100,000
Value of shelf registration statement used for public offering							50,000,000										50,000,000
Number of units issued							637,500	2,231,850									1,600,002
Number of common shares issued per unit							1										1
Number of warrants issued per unit							0.1746										0.50
Sales price per share of common stock sold through offering							$ 8.0										$ 0.75
Common shares issued during period	1,600,002						637,500										1,600,002
Number of common shares issued during period through exercise of warrants							111,308						187,006				800,001
Number of warrants issued		6,809,705						2,231,850				2,231,850	440,000	1,517,200	712,150	2,231,850
Number of units that can be purchased per one Series B warrant								1
Purchase price per unit purchased through Series B warrants								$ 3.9
Number of warrants exercised								2,229,350	600,500	1,517,200	712,150
Additional net proceeds recorded from sale of equity								3,100,000
Share-based compensation issued, value		2,000		25,000	2,719,000													780,000
Share-based compensation issued, shares																		1.50
Payment owed to landlord for each month registration statement is in default																		10,000
Liability accrued for amounts owed relating to registration default																			20,000,000
Total contingent shares issuable to landlord as additional consideration for termination of lease agreement																				1,500,000
Shares issued during period for settlement of outstanding amounts due to vendors																						200,000	87,254
Value of shares issued during period for settlement of outstanding amounts due to vendors																						60,000
Value of amounts owed to vendor, settled with issuance of stock																							20,000
Value of stock agreed to be purchased under agreement																					$ 15,000,000
The minimum floor price of stock set forth in purchase agreement																					$ 1.0
Maximum number of shares issuable under purchase agreement unless the average purchase price of all shares of common stock issued equaled or exceeded $2.25 per share																					1,777,913
Shares issued as commitment fee as consideration for entering purchase agreement																					145,279
Shares required to be issued to purchasing agent when and if all shares are purchased under agreement																					290,557
Shares issued to purchasing agent as expense reimbursement																					5,000
Total shares issued under purchase agreement, prior to termination																					1,544,901